UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Seth L. Pearlstein         New York, NY          10 August 2007
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       26
                                           ---------------------
Form 13F Information Table Value Total:               $5,141,025
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
                                   TITLE OF                VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------    --------   --------   -------  --- ----  -------  --------   ------  --------  ------
AMAZON.COM INC                   COMMON STOCK  023135106       205      2999  SH         SOLE                  2999
AMERICAN EXPRESS
 COMPANY                         COMMON STOCK  025816109    366636   5992749  SH         SOLE               5991899             850
AMGEN CORP                       COMMON STOCK  031162100    140996   2550121  SH         SOLE               2549796             325
CITADEL BROADCASTING
 CORP                            COMMON STOCK  17285T106       320     49535  SH         SOLE                 49535
WALT DISNEY CO HOLDING
 CO                              COMMON STOCK  254687106    392060  11483902  SH         SOLE              11482452            1450
EBAY INC                         COMMON STOCK  278642103    170725   5305300  SH         SOLE               5304550             750
GENERAL ELECTRIC CO              COMMON STOCK  369604103    325202   8495357  SH         SOLE               8494382             975
INFOSYS TECHNOLOGIES
 LTD                             COMMON STOCK  456788108      9292    184440  SH         SOLE                184440
JOHNSON & JOHNSON                COMMON STOCK  478160104     40738    661116  SH         SOLE                661116               0
KELLOGG CO                       COMMON STOCK  487836108    308758   5961735  SH         SOLE               5961025             710
MARRIOTT INTERNATIONAL
 INC NEW                         COMMON STOCK  571903202       358      8280  SH         SOLE                  8280
MEDTRONIC INC                    COMMON STOCK  585055106     19195    370130  SH         SOLE                370130
MICROSOFT CORP                   COMMON STOCK  594918104      3623    122948  SH         SOLE                122948
PAYCHEX INC                      COMMON STOCK  704326107    232413   5941015  SH         SOLE               5940315             700
PEPSICO INC                      COMMON STOCK  713448108    380963   5874525  SH         SOLE               5873675             850
PROCTER & GAMBLE CO              COMMON STOCK  742718109    386313   6313338  SH         SOLE               6312513             825
QUALCOMM INC                     COMMON STOCK  747525103    334990   7720437  SH         SOLE               7719387            1050
CHARLES SCHWAB CORP NEW          COMMON STOCK  808513105    294836  14368236  SH         SOLE              14366286            1950
STAPLES INC                      COMMON STOCK  855030102    194084   8178864  SH         SOLE               8177739            1125
STRYKER CORP                     COMMON STOCK  863667101    127807   2025790  SH         SOLE               2025590             200
TARGET CORP                      COMMON STOCK  87612E106    423480   6658493  SH         SOLE               6657643             850
TIME WARNER INC                  COMMON STOCK  887317105     19525    927973  SH         SOLE                927973
WALGREEN CO                      COMMON STOCK  931422109    401484   9221049  SH         SOLE               9219924            1125
WHOLE FOODS MARKET INC           COMMON STOCK  966837106    130641   3411005  SH         SOLE               3410580             425
WM WRIGLEY JR CO                 COMMON STOCK  982526105    156897   2836685  SH         SOLE               2836310             375
WYETH                            COMMON STOCK  983024100    279483   4874130  SH         SOLE               4873355             775


                                                           5141025                       No. of Other Managers  0